Foreign Currency Translation	12 Months Ended
Dec. 31, 2015
Foreign Currency Translation
12.	FOREIGN CURRENCY TRANSLATION

The accumulated other comprehensive loss account in stockholders’ equity of $144,772 and $271,686 at December 31, 2014 and 2015, respectively, includes the cumulative foreign currency losses of $147,930 and $273,404, respectively, from translating the financial statements of the Company’s international subsidiaries, the change in fair values of the Company’s interest rate swap agreements that are designated as hedges and the change in fair value of the Company’s available-for-sale securities.

All foreign countries where the Company has operations are non-highly inflationary and the local currency is the same as the functional currency in all of the locations. Thus, any fluctuation in the currency results in a cumulative foreign currency translation adjustment recorded to accumulated other comprehensive loss.

Below is a summary of the impact of translating the financial statements of the Company’s international subsidiaries as of and for the years ended December 31, 2013, 2014 and 2015.

				Other Comprehensive
Country	Exchange Rates as of December 31,			Income (Loss) For Year Ended December 31,
	2013	2014	2015	2013	2014	2015
Brazil	2.36	2.69	3.96	$(34,451)	$(30,723)	$(74,559)
Argentina	6.52	8.55	12.95	(24,845)	(20,197)	(30,520)
Colombia	1,926.83	2,392.46	3,149.47	(2,969)	(7,632)	(8,043)
Chile	525.5	606.2	709.16	(3,570)	(5,580)	(6,572)
Peru	2.84	3.05	3.46	(3,685)	(2,785)	(4,882)
All other				(185)	(2,066)	(898)
Sale of Mexico subsidiary				22,088	—	—

				$(47,617)	$(68,983)	$(125,474)

During November 2013, the Company completed the sale of certain of its Mexico subsidiaries. As a result of this sale, the accumulated other comprehensive loss previously unrealized for these Mexico subsidiaries of $22,088 was recognized by the Company as part of the gain on sale. See Note 3 for additional information.